INTEREST BEARING LOANS AND BORROWINGS - Summary of Outstanding Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Nov. 30, 2023	May 31, 2023	Dec. 31, 2022	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Dec. 31, 2021	Oct. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Nov. 30, 2020	May 31, 2020	Mar. 31, 2020	Nov. 30, 2019	Jun. 30, 2017	Feb. 28, 2017	Aug. 31, 2016	Jun. 30, 2016
Disclosure of detailed information about borrowings [line items]
Total debt	$ 3,456,463			$ 2,390,314				$ 2,325,575			$ 2,143,811
Debt issuance costs	(42,720)			(23,113)				(24,318)			(20,176)
Accrued finance expense	32,393			19,499				9,379			7,805
Short-term debt and current portion of long-term debt	261,999			277,854
Long-term portion of debt	3,194,464			2,112,460
$252.4 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	252,400					$ 252,400
$34.8 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	34,800				$ 34,800
$250.7 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	250,700					$ 250,700						$ 250,700
$100.8 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	100,800											100,800
$328.4 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	328,400																	$ 328,400
$321.6 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	321,600																$ 321,600
$129.4 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	129,400		$ 129,400
$104.0 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	104,000						$ 104,000
$110.5 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	110,500															$ 110,500
$60.6 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	60,600	$ 60,600
$63.5 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	63,500	63,500
$544.0 million lease financing
Disclosure of detailed information about borrowings [line items]
Notional amount	544,000													$ 544,000
$42.9 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	42,900														$ 42,900
$62.5 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	62,500												$ 62,500
$133.7 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	133,700									$ 133,700		$ 133,700
$58.5 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	58,500									58,500
$58.5 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	58,500									$ 58,500
$130.0 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	130,000								$ 130,000
$65.0 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	65,000							65,000
$65.0 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	65,000							65,000
$65.0 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	65,000							65,000
$65.0 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	65,000							65,000
$1,410.0 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	1,410,000	1,410,000
$539.9 million Shareholder loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	539,900	$ 539,900
$275.0 million revolving credit facility
Disclosure of detailed information about borrowings [line items]
Notional amount	275,000																		$ 275,000
Long-term portion of debt	175,000			209,700
U.S. dollar denominated floating rate debt
Disclosure of detailed information about borrowings [line items]
Total debt	3,291,790			2,184,228				2,130,814			2,089,931
U.S. dollar denominated floating rate debt | $252.4 million term loan facility
Disclosure of detailed information about borrowings [line items]
Total debt	174,125			242,908
U.S. dollar denominated floating rate debt | $34.8 million term loan facility
Disclosure of detailed information about borrowings [line items]
Total debt	16,370			34,814
U.S. dollar denominated floating rate debt | $250.7 million term loan facility
Disclosure of detailed information about borrowings [line items]
Total debt	119,088			129,912
U.S. dollar denominated floating rate debt | $100.8 million term loan facility
Disclosure of detailed information about borrowings [line items]
Total debt	77,725			85,399
U.S. dollar denominated floating rate debt | $328.4 million term loan facility
Disclosure of detailed information about borrowings [line items]
Total debt	169,705			184,981
U.S. dollar denominated floating rate debt | $321.6 million term loan facility
Disclosure of detailed information about borrowings [line items]
Total debt	165,203			184,183
U.S. dollar denominated floating rate debt | $129.4 million term loan facility
Disclosure of detailed information about borrowings [line items]
Total debt	124,415			84,469
U.S. dollar denominated floating rate debt | $104.0 million term loan facility
Disclosure of detailed information about borrowings [line items]
Total debt	92,422			100,141
U.S. dollar denominated floating rate debt | $110.5 million term loan facility
Disclosure of detailed information about borrowings [line items]
Total debt	0			96,125
U.S. dollar denominated floating rate debt | $60.6 million term loan facility
Disclosure of detailed information about borrowings [line items]
Total debt	60,600			0
U.S. dollar denominated floating rate debt | $63.5 million term loan facility
Disclosure of detailed information about borrowings [line items]
Total debt	63,450			0
U.S. dollar denominated floating rate debt | $544.0 million lease financing
Disclosure of detailed information about borrowings [line items]
Total debt	429,352			459,918
U.S. dollar denominated floating rate debt | $42.9 million term loan facility
Disclosure of detailed information about borrowings [line items]
Total debt	34,559			36,942
U.S. dollar denominated floating rate debt | $62.5 million term loan facility
Disclosure of detailed information about borrowings [line items]
Total debt	50,347			53,820
U.S. dollar denominated floating rate debt | $133.7 million term loan facility
Disclosure of detailed information about borrowings [line items]
Total debt	115,502			123,367
U.S. dollar denominated floating rate debt | $58.5 million term loan facility
Disclosure of detailed information about borrowings [line items]
Total debt	52,000			55,250
U.S. dollar denominated floating rate debt | $58.5 million term loan facility
Disclosure of detailed information about borrowings [line items]
Total debt	52,000			55,250
U.S. dollar denominated floating rate debt | $130.0 million term loan facility
Disclosure of detailed information about borrowings [line items]
Total debt	121,062			127,562
U.S. dollar denominated floating rate debt | $65.0 million term loan facility
Disclosure of detailed information about borrowings [line items]
Total debt	61,750			65,000
U.S. dollar denominated floating rate debt | $65.0 million term loan facility
Disclosure of detailed information about borrowings [line items]
Total debt	60,937			64,187
U.S. dollar denominated floating rate debt | $65.0 million term loan facility
Disclosure of detailed information about borrowings [line items]
Total debt	62,292			0
U.S. dollar denominated floating rate debt | $65.0 million term loan facility
Disclosure of detailed information about borrowings [line items]
Total debt	62,562			0
U.S. dollar denominated floating rate debt | $1,410.0 million term loan facility
Disclosure of detailed information about borrowings [line items]
Total debt	891,324			0
U.S. dollar denominated floating rate debt | $539.9 million Shareholder loan facility
Disclosure of detailed information about borrowings [line items]
Total debt	235,000			0
U.S. dollar denominated fixed rate debt
Disclosure of detailed information about borrowings [line items]
Total debt	175,000			209,700				$ 209,700			$ 60,000
U.S. dollar denominated fixed rate debt | $275.0 million revolving credit facility
Disclosure of detailed information about borrowings [line items]
Total debt	$ 175,000			$ 209,700